RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 10       RELATED PARTY TRANSACTIONS

The Partnership does not have any employees. The management and operating functions are provided by the General Partner. The General Partner does not receive a management fee in connection with its management of the Partnership. The Partnership reimburses the General Partner for all costs of services provided, including the costs of employee, officer and director compensation and benefits, and all other expenses necessary or appropriate to the conduct of the business of, and allocable to, the Partnership. Such costs include (i) overhead costs (such as office space and equipment) and (ii) out-of-pocket expenses related to the provision of such services. The Partnership Agreement provides that the General Partner will determine the costs that are allocable to the Partnership in any reasonable manner determined by the General Partner in its sole discretion. Total costs charged to the Partnership by the General Partner were $1 million for each of the three months ended March 31, 2017 and 2016.

As operator, TransCanada’s subsidiaries provide capital and operating services to our pipeline systems. TransCanada’s subsidiaries incur costs on behalf of our pipeline systems, including, but not limited to, employee salary and benefit costs, and property and liability insurance costs.

Capital and operating costs charged to our pipeline systems for the three months ended March 31, 2017 and 2016 by TransCanada’s subsidiaries and amounts payable to TransCanada’s subsidiaries at March 31, 2017 and December 31, 2016 are summarized in the following tables:

	Three months ended
(unaudited)	March 31,
(millions of dollars)	2017	2016

Capital and operating costs charged by TransCanada’s subsidiaries to:
Great Lakes (a)	8	7
Northern Border (a)	10	6
PNGTS (a) (c)	2	2
GTN (a)	7	6
Bison (b)	1	(1)
North Baja	1	1
Tuscarora	1	1
Impact on the Partnership’s net income:
Great Lakes	3	3
Northern Border	3	3
PNGTS (c)	1	1
GTN	7	5
Bison	1	1
North Baja	1	1
Tuscarora	1	1

(unaudited)
(millions of dollars)	March 31, 2017	December 31, 2016

Net amounts payable to TransCanada’s subsidiaries is as follows:
Great Lakes (a)	3	4
Northern Border (a)	3	4
PNGTS (a) (c)	1	1
GTN	3	3
Bison	––	1
North Baja	––	1
Tuscarora	1	1

(a)	Represents 100 percent of the costs.
(b)	In March 2016, Bison sold excess pipe (at cost ) to an affiliate.
(c)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).

Great Lakes

Great Lakes earns significant transportation revenues from TransCanada and its affiliates, some of which are provided at discounted rates and some at maximum recourse rates. For the three months ended March 31, 2017, Great Lakes earned 67 percent of transportation revenues from TransCanada and its affiliates (March 31, 2016 — 76 percent).

At March 31, 2017, $15 million was included in Great Lakes’ receivables in regards to the transportation contracts with TransCanada and its affiliates (December 31, 2016 — $19 million).

Great Lakes operates under a FERC approved 2013 rate settlement that includes a revenue sharing mechanism that requires Great Lakes to share with its shippers certain percentages of any qualifying revenues earned above a certain return on equity threshold. For the year ended December 31, 2016, Great Lakes recorded an estimated 2016 revenue sharing provision of $7.2 million. For the three months ended March 31, 2017, Great Lakes recorded an estimated 2017 revenue sharing provision of $3.4 million. Great Lakes expects that a significant percentage of this refund will be paid to its affiliates.

PNGTS

For the three months ended March 31, 2017 and 2016, PNGTS provided transportation services to a related party. Revenues from TransCanada Energy Ltd., a subsidiary of TransCanada, for the three months ended March 31, 2017 and 2016 were approximately nil million and  $1 million, respectively. At March 31, 2017, PNGTS had nil million outstanding receivables from TransCanada Energy Ltd. in the consolidated balance sheets (December 31, 2016- nil million).

NOTE 16 RELATED PARTY TRANSACTIONS

The Partnership does not have any employees. The management and operating functions are provided by the General Partner. The General Partner does not receive a management fee in connection with its management of the Partnership. The Partnership reimburses the General Partner for all costs of services provided, including the costs of employee, officer and director compensation and benefits, and all other expenses necessary or appropriate to the conduct of the business of, and allocable to, the Partnership. Such costs include (i) overhead costs (such as office space and equipment) and (ii) out-of-pocket expenses related to the provision of such services. The Partnership Agreement provides that the General Partner will determine the costs that are allocable to the Partnership in any reasonable manner determined by the General Partner in its sole discretion. Total costs charged to the Partnership by the General Partner were $3 million for each of the years ended December 31, 2016, 2015 and 2014.

As operator, TransCanada’s subsidiaries provide capital and operating services to GTN, Northern Border, PNGTS, Bison, Great Lakes, North Baja and Tuscarora (together, “our pipeline systems”). TransCanada’s subsidiaries incur costs on behalf of our pipeline systems, including, but not limited to, employee salary and benefit costs, and property and liability insurance costs.

Capital and operating costs charged to our pipeline systems for the years ended December 31, 2016, 2015 and 2014 by TransCanada’s subsidiaries and amounts payable to TransCanada’s subsidiaries at December 31, 2016 and 2015 are summarized in the following tables:

Year ended December 31 (millions of dollars)	2016	2015	2014

Capital and operating costs charged by TransCanada’s subsidiaries to:
Great Lakes (a)	30	30	30
Northern Border (a)	32	36	35
PNGTS (a) (b)	8	8	8
GTN (a) (c)	27	30	30
Bison (a) (d)	2	4	6
North Baja	4	5	5
Tuscarora	5	4	4
Impact on the Partnership’s net income attributable to controlling interests:
Great Lakes	13	13	13
Northern Border	12	14	16
PNGTS (b)	5	5	5
GTN (c)	24	25	19
Bison (d)	3	4	4
North Baja	4	5	4
Tuscarora	4	4	4

December 31 (millions of dollars)	2016	2015
Amount payable to TransCanada’s subsidiaries for costs charged in the year by:
Great Lakes (a)	4	3
Northern Border (a)	4	5
PNGTS (a) (b)	1	3
GTN	3	3
Bison	1	—
North Baja	1	—
Tuscarora	1	1

(a)	Represents 100 percent of the costs.
(b)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).
(c)	In 2015, the Partnership acquired the remaining 30 percent interest in GTN (Refer to Note 6).
(d)	In 2014, the Partnership acquired the remaining 30 percent interest in Bison (Refer to Note 6).

Great Lakes

Great Lakes earns significant transportation revenues from TransCanada and its affiliates, some of which are provided at discounted rates and some at maximum recourse rates. For the year ended December 31, 2016, Great Lakes earned 68 percent of its transportation revenues from TransCanada and its affiliates  (2015 — 71 percent; 2014 — 49 percent). Additionally, Great Lakes earned approximately one percent of its total revenues as affiliated rental revenue in 2016 (2015 — 1 percent and 2014 — 1 percent).

At December 31, 2016, $19 million was included in Great Lakes’ receivables in regards to the transportation contracts with TransCanada and its affiliates (December 31, 2015 — $17 million).

Great Lakes operates under a FERC approved 2013 rate settlement that includes a revenue sharing mechanism that requires Great Lakes to share with its shippers certain percentages of any qualifying revenues earned above a certain ROEs. A refund of $2.5 million was paid to shippers in 2016 relating to the year ended December 31, 2015, of which approximately 85 percent was made to affiliates of Great Lakes. For the year ended December 31, 2016, Great Lakes has recorded an estimated revenue sharing provision amounting to $7.2 million and Great Lakes expects that a significant percentage of the refund will be to its affiliates as well.

Great Lakes has a cash management agreement with TransCanada whereby Great Lakes’ funds are pooled with other TransCanada affiliates. The agreement also gives Great Lakes the ability to obtain short-term borrowings to provide liquidity for Great Lakes’ operating needs. At December 31, 2016 and 2015, Great Lakes has an outstanding receivable from this arrangement amounting to $27 million and $51 million, respectively.

Effective November 1, 2014, Great Lakes executed contracts with an affiliate, ANR Pipeline Company (ANR), to provide firm service in Michigan and Wisconsin.  These contracts were at the maximum FERC authorized rate and were intended to replace historical contracts.  On December 3, 2014, FERC accepted and suspended Great Lakes’ tariff records to become effective May 3, 2015, subject to refund.  On February 2, 2015, FERC issued an Order granting a rehearing and clarification request submitted by Great Lakes, which allowed additional time for FERC to consider Great Lakes’ request.  Following extensive discussions with numerous shippers and other stakeholders, on April 20, 2015, ANR filed a settlement with FERC that included an agreement by ANR to pay Great Lakes the difference between the historical and maximum rates (ANR Settlement). Great Lakes provided service to ANR under multiple service agreements and rates through May 3, 2015 when Great Lakes’ tariff records became effective and subject to refund.  Great Lakes deferred an approximate $9 million of revenue related to services performed in 2014 and approximately $14 million of additional revenue related to services performed through May 3, 2015 under such agreements. On October 15, 2015, FERC accepted and approved the ANR Settlement.  As a result, Great Lakes recognized the deferred transportation revenue of approximately $23 million in the fourth quarter of 2015.

PNGTS

For the years ended December 31, 2016 and 2015, PNGTS provided transportation services to a related party. Revenues from TransCanada Energy Ltd., a subsidiary of TransCanada, for 2016 and 2015 were approximately $2 million and $3 million, respectively. At December 31, 2016, PNGTS had nil million outstanding receivables from TransCanada Energy Ltd. in the consolidated balance sheets.